Note 8 Fair value of financial instruments by levels (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments at fair value by levels active market [Line Items]
Assets	€ 713,140	€ 662,885	€ 733,797
Liabilities	662,526	614,125	683,777
Level 1 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	22,710	32,371	32,555
Level 1 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	4,369	15,925	11,367
Level 1 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	16,284	11,877	12,790
Level 1 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	1,262	615	2,379
Level 1 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Derivatives [member]
Financial instruments at fair value by levels active market [Line Items]
Assets	795	3,954	6,019
Level 1 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	5,720	4,378	3,826
Level 1 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	5,457	4,158	3,612
Level 1 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	19	0	4
Level 1 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	245	220	210
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Financial instruments at fair value by levels active market [Line Items]
Assets	913	916	939
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	913	916	939
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Financial instruments at fair value by levels active market [Line Items]
Assets	48,235	52,157	60,976
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	1,040	1,178	961
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	47,169	50,952	59,982
Level 1 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	26	27	33
Level 1 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	4	63	120
Liabilities	100	53	53
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	20,611	26,215	27,587
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Trading derivatives [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	746	4,755	7,402
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Short positions [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	13,354	15,124	11,805
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | deposits [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	6,511	6,335	8,381
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	0	1	0
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Customer deposits [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	0	0	0
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Debt certificates [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	0	1	0
Level 1 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Other financial liabilities [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	85,636	87,736	71,938
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	31
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	7,934	13,725	11,123
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	39,562	47,279	26,741
Level 2 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Derivatives [member]
Financial instruments at fair value by levels active market [Line Items]
Assets	38,140	26,732	34,043
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	151	522	381
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	40	394	57
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	111	128	324
Level 2 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	176	178
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	176	178
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Financial instruments at fair value by levels active market [Line Items]
Assets	10,237	7,545	7,866
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	58	36	34
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	10,179	7,509	7,832
Level 2 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 2 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	1,887	1,733	1,862
Liabilities	3,179	2,573	2,250
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	73,871	64,305	56,127
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Trading derivatives [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	36,161	26,560	34,046
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Short positions [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	133	11	504
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | deposits [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	37,577	37,733	21,577
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	8,990	8,243	8,558
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Customer deposits [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	700	809	902
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Debt certificates [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	1,698	1,956	3,038
Level 2 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Other financial liabilities [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	6,592	5,479	4,617
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	2,325	3,386	1,386
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	34	37	60
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	148	189	57
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	1,169	2,913	1,148
Level 3 Of Fair Value Hierarchy [Member] | Financial assets held for trading [Member] | Derivatives [member]
Financial instruments at fair value by levels active market [Line Items]
Assets	974	247	121
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	1,017	1,186	992
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	1,014	751	465
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	28
Level 3 Of Fair Value Hierarchy [Member] | Non trading financial assets mandatorily at fair value through profit or loss [Member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	3	435	499
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through profit or loss, category [member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member]
Financial instruments at fair value by levels active market [Line Items]
Assets	508	719	598
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | equity instruments [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	100	106	105
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	408	613	493
Level 3 Of Fair Value Hierarchy [Member] | Financial assets at fair value through other comprehensive income, category [member] | loans and advances [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Derivatives hedge accounting [Member]
Financial instruments at fair value by levels active market [Line Items]
Assets	0	9	8
Liabilities	25	0	15
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	1,129	615	395
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Trading derivatives [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	1,002	389	232
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | Short positions [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	0	0	3
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities held for trading [Member] | deposits [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	127	226	159
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	1,590	1,439	1,492
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Customer deposits [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	0	0	0
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Debt certificates [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	1,590	1,439	1,492
Level 3 Of Fair Value Hierarchy [Member] | Financial liabilities at fair value through profit or loss, category [member] | Other financial liabilities [Member]
Financial instruments at fair value by levels active market [Line Items]
Liabilities	€ 0	€ 0	€ 0